Assets pledged and collateral (Tables)	12 Months Ended
Dec. 31, 2019
Assets pledged and collateral	Assets pledged
end of	2019	2018
CHF million
Total assets pledged or assigned as collateral	133,333	117,895
of which encumbered	69,681	58,672

Fair value of collateral received with the right to sell or repledge	Collateral
end of	2019	2018
CHF million
Fair value of collateral received with the right to sell or repledge	412,765	406,389
of which sold or repledged	185,935	193,267

Schedule of Other Assets Pledged and Collateral
Other information
end of	2019	2018
CHF million
Swiss National Bank required minimum liquidity reserves	2,059	2,042
Other cash and securities restricted under Swiss and foreign regulations for financial institutions	25,568	25,139